Supplement to the Statement of Additional Information

                    John Hancock Intermediate Government Fund
                          John Hancock 500 Index Fund

The "SALES COMPENSATION" chart has been changed as follows:


                                                                              First year
                                 Sales charge paid    Maximum                 service fee        Maximum total
                                 by investors (% of   reallowance             (% of net          compensation (1)
Class A investments              offering price)      (% of offering price)   investment) (3)    (% of offering price)
-------------------              ---------------      ---------------------   ---------------    ---------------------

Up to $99,999                    3.00%                2.26%                   0.25%              2.50%
$100,000 - $499,999              2.50%                2.01%                   0.25%              2.25%
$500,000 - $999,999              2.00%                1.51%                   0.25%              1.75%

Investments of Class A
shares of $1 million
or more (4)
-----------

First $1M - $4,999,999          --                    0.75%                   0.25%              1.00%
Next $1M - $5M above that       --                    0.25%                   0.25%              0.50% (2)
Next $1 or more above that      --                    0.00%                   0.25%              0.25% (2)

                                                                              First year
                                                      Maximum reallowance     service fee        Maximum total
                                                      (% of offering          (% of net          compensation (1)
Class B investments                                   price)                  investment) (3)    (% of offering price)
-------------------                                   -------------------     ---------------    ---------------------

All amounts                     --                    3.75%                   0.25%              4.00%

                                                                              First year
                                                      Maximum                 service fee        Maximum total
                                                      reallowance (% of       (% of net          compensation (1)
Class C investments                                   offering price)         investment) (3)    (% of offering price)
-------------------                                   ---------------         ---------------    ---------------------

Amounts purchased at NAV        --                    0.75%                   0.25%              1.00%
All other amounts                1.00%                1.75%                   0.25%              2.00%

(1) Reallowance percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.

(2) For Group Investment Program sales, the maximum total compensation for investments of $1 million or more is 1.00% of the offering price (one year CDSC of 1.00% applies for each sale).

(3) After first year subsequent service fees are paid quarterly in arrears.

(4) Includes new investments aggregated with investments since the last annual reset. John Hancock Funds may take recent redemptions into account in determining if an investment qualifies as a new investment.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.



             Supplement to the Statement of Additional Information

John Hancock Bond Fund              John Hancock Government Income Fund
John Hancock High Yield Bond Fund   John Hancock Strategic Income Fund

The "SALES COMPENSATION" chart has been changed as follows:



                                                                                   First year
                                   Sales charge            Maximum                 service fee       Maximum
                                   paid by investors       reallowance (% of       (% of net         total compensation (1)
Class A investments                (% of offering price)   offering price)         investment) (3)   (% of offering price)
-------------------                ---------------------   ---------------         ---------------   ---------------------

Up to $99,999                      4.50%                   3.76%                   0.25%             4.00%
$100,000 - $249,999                3.75%                   3.01%                   0.25%             3.25%
$250,000 - $499,999                2.75%                   2.06%                   0.25%             2.30%
$500,000 - $999,999                2.00%                   1.51%                   0.25%             1.75%

Investments of Class A
shares of $1 million
or more (4)
-----------

First $1M - $4,999,999            --                       0.75%                   0.25%             1.00%
Next $1M - $5M above that         --                       0.25%                   0.25%             0.50% (2)
Next $1 or more above that        --                       0.00%                   0.25%             0.25% (2)

                                                                                   First year
                                                           Maximum                 service fee       Maximum total
                                                           reallowance (% of       (% of net         compensation (1)
Class B investments                                        offering price)         investment) (3)   (% of offering price)
-------------------                                        ---------------         ---------------   --------------------

All investments                                            3.75%                   0.25%             4.00%

                                                                                   First year
                                                           Maximum                 service fee       Maximum total
                                                           reallowance (% of       (% of net         compensation (1)
Class C investments                                        offering price)         investment) (3)   (% of offering price)
-------------------                                        ---------------         ---------------   ---------------------

Amounts purchased at NAV           --                      0.75%                   0.25%             1.00%
All other amounts                  1.00%                   1.75%                   0.25%             2.00%

(1) Reallowance percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.

(2) For Group Investment Program sales, the maximum total compensation for investments of $1 million or more is 1.00% of the offering price (one year CDSC of 1.00% applies for each sale).

(3) After first year subsequent service fees are paid quarterly in arrears.

(4) Includes new investments aggregated with investments since the last annual reset. John Hancock Funds may take recent redemptions into account in determining if an investment qualifies as a new investment.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

May 1, 2001